Equity - Additional Information (Details) - USD ($)			1 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Feb. 02, 2023	Nov. 30, 2020
Common stock
Common Units, Issued (in shares)	1,000
Proceeds from issuance of common units	$ 8,300,000,000
Preferred Units Issued		125
Common stock, par value per share	$ 0.01
Series A Preferred Units | Series A Preferred Units
Common stock
Preferred Units Issued		125
Issuance of preferred units.		$ 125,000
2020 ATM Program
Common stock
Shares Sold			0
Maximum value of shares that can be offered and sold				$ 900,000,000